Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Reconciliation of Income Tax Provision (Expense) Computed and Actual

The table below summarizes the reconciliation of the Company's income tax provision (benefit) computed at the statutory U.S. Federal rate and the actual tax provision:

	Year Ended December 31,
	2013	2012
Income tax (benefit) provision at the Federal statutory rate	$(1,908,000)	$(405,000)
State income taxes, net of Federal benefit	(285,000)	(72,000)
Benefit of loss (tax liability) not realized due to the Company status as a "pass through entity" for tax proposes	-	23,800
Amortization of debt discount and deferred financing costs	129,000	66,800
Common stock issued for services	300,000	-
Other	-	4,300
Valuation tax asset allowance	1,764,000	382,000
Tax provision	$-	$(100)

Schedule of Deferred Tax Assets

The Company's deferred tax asset as of December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
Net operating losses	$2,294,000	$831,800
Fair value of compensatory options and warrants	197,000	-
Deferred revenues	(98,000)	-
	2,393,000	831,800
Valuation allowance	(2,393,000)	(831,800)
Deferred tax asset, net of allowance	$-	$-